Share-based compensation - Summary of Compensation Expenses Recognized Under Deferred Share and Other Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	$ 1,001	$ 493
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	77	6
Deferred bonus plan [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	274	139
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	294	190
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	250	80
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	$ 106	$ 78